Simplify US Equity PLUS Convexity ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99 .1%
iShares Core S&P 500 ETF(a)(b)
(Cost $ 63,457,265 ) .......................................................... 147,511 $ 63,345,649
Number of
Contracts Notional Amount
Purchased Options – 0 .9%
Calls – Exchange-Traded – 0 .1%
S&P 500 Index , October Strike Price $ 4,775 , Expires 10/20/23 ........... 32 $ 15,280,000 320
S&P 500 Index , November Strike Price $ 4,560 , Expires 11/17/23 .......... 19 8,664,000 21,090
S&P 500 Index , December Strike Price $ 4,700 , Expires 12/15/23 ......... 27 12,690,000 20,520
41,930
Puts – Exchange-Traded – 0 .8%
S&P 500 Index , October Strike Price $ 3,870 , Expires 10/20/23 ........... 167 64,629,000 60,955
S&P 500 Index , November Strike Price $ 3,700 , Expires 11/17/23 .......... 96 35,520,000 72,000
S&P 500 Index , December Strike Price $ 3,810 , Expires 12/15/23 ......... 172 65,532,000 376,680
509,635
Total Purchased Options (Cost $ 1,004,999 ) ......................................................... 551,565
Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(c)
(Cost $ 27,478 ) .............................................................. 27,478 27,478
Total Investments – 100.0%
(Cost $ 64,489,742 ) .......................................................................... $ 63,924,692
Other Assets in Excess of Liabilities – 0.0% † ........................................................ 10,285
Net Assets – 100.0% .......................................................................... $ 63,934,977
Number of
Contracts Notional Amount
Written Options – (0.4)%
Calls – Exchange-Traded – (0.0)%†
S&P 500 Index , October Strike Price $ 5,000 , Expires 10/20/23 ........... (32) $ (16,000,000) $ (160)
S&P 500 Index , November Strike Price $ 4,780 , Expires 11/17/23 .......... (19) (9,082,000) (1,425)
S&P 500 Index , December Strike Price $ 4,925 , Expires 12/15/23 ......... (27) (13,297,500) (3,375)
(4,960)
Puts – Exchange-Traded – (0.4)%
S&P 500 Index , October Strike Price $ 3,640 , Expires 10/20/23 ........... (167) (60,788,000) (32,983)
S&P 500 Index , November Strike Price $ 3,475 , Expires 11/17/23 .......... (96) (33,360,000) (39,840)
S&P 500 Index , December Strike Price $ 3,575 , Expires 12/15/23 ......... (172) (61,490,000) (192,640)
(265,463)
Total Written Options (Premiums Received $ 484,180 ) ................................................. $ (270,423)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $21,471,500 have been pledged as collateral for options as of September 30, 2023.
(c) Rate shown reflects the 7-day yield as of September 30, 2023.

Simplify US Equity PLUS Convexity ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99 .1%
Purchased Options ............................................................................... 0 .9%
Money Market Funds ............................................................................. 0 .0% †
Total Investments ................................................................................ 100 .0%
Other Assets in Excess of Liabilities .................................................................. 0.0% †
Net Assets ..................................................................................... 100 .0%